Financial Instruments - Cumulative Basis Adjustments for Fair Value Hedges (Details) $ in Millions	Dec. 31, 2018 USD ($)
Short-term debt
Amounts recorded in the Consolidated Statement of Financial Position related to cumulative basis adjustments for fair value hedges
Carrying Amount of the Hedged Item Assets/(Liabilities)	$ (1,878)
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Assets/(Liabilities)	(4)
Hedging adjustments on discontinued hedging relationships	(6)
Long-term debt
Amounts recorded in the Consolidated Statement of Financial Position related to cumulative basis adjustments for fair value hedges
Carrying Amount of the Hedged Item Assets/(Liabilities)	(6,004)
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Assets/(Liabilities)	(333)
Hedging adjustments on discontinued hedging relationships	$ (213)